Commitments and Contingencies - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)
Commitments and Contingencies
Amount of assessment	$ 3,486
Amount of assessment paid in dispute	$ 1,247
Litigation guarantee		€ 43,800	$ 68,363
Provision for guarantee			$ 0	$ 3,070	$ 3,134